Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Institutional U.S. Government Fund
Risk/Return Supplement [Text Block]	ck0000949881_SupplementTextBlock

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund
TDAM Institutional Treasury Obligations Money Market Fund

(each, a "Fund" and collectively, the "Funds")

Supplement dated December 13, 2016
to the Summary Prospectus of each Fund, each dated October 5, 2016, to the Prospectus (the "Prospectus") and
the Statement of Additional Information (the "SAI"),
each dated October 4, 2016

Effective December 7, 2016:

The "TDAM Institutional U.S. Government Fund" is renamed "TD Institutional U.S. Government Fund"; and

The "TDAM Institutional Treasury Obligations Money Market Fund" is renamed "TD Institutional Treasury Obligations Money Market Fund".

Accordingly, effective December 7, 2016, all references in the Summary Prospectus, Prospectus and SAI to "TDAM Institutional U.S. Government Fund" and "TDAM Institutional Treasury Obligations Money Market Fund" are replaced with "TD Institutional U.S. Government Fund" and "TD Institutional Treasury Obligations Money Market Fund", respectively.

Supplement Closing [Text Block]	ck0000949881_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE